PGIM Laddered Nasdaq-100 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Exchange-Traded Funds
PGIM Nasdaq-100 Buffer 12 ETF - January*	72,500	$1,840,703
PGIM Nasdaq-100 Buffer 12 ETF - April*	72,500	1,834,975
PGIM Nasdaq-100 Buffer 12 ETF - July*	72,500	1,838,172
PGIM Nasdaq-100 Buffer 12 ETF - October*	72,500	1,839,260

TOTAL INVESTMENTS 100.0% (cost $7,255,053)(wa)		7,353,110
Liabilities in excess of other assets (0.0)%		(599)

Net Assets 100.0%		$7,352,511

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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